Shareholder Report, Line Graph (Details) 197661_RMB International Fund_Class I_TSR Annual {Class I} - USD ($)									12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 27, 2017	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 102,602	$ 102,580	$ 90,828	$ 109,355	$ 99,837	$ 93,297	$ 78,270	$ 100,000	$ 136,190
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
Accumulated Value	$ 133,163	$ 128,259	$ 108,476	$ 126,801	$ 113,964	$ 105,703	$ 86,631	$ 100,000	$ 174,738